Business Segment Information (Tables)	12 Months Ended
Jun. 30, 2012
Reconciliation Of Sales And Operating Profit (Loss) From Segments To Consolidated

(in millions)	2012	2011	2010
Sales
Retail	$2,884	$2,760	$2,708
Foodservice/Other	1,080	1,136	1,145
Australian Bakery	136	135	135
	4,100	4,031	3,988
Intersegment	(6)	(12)	(16)
Total	$4,094	$4,019	$3,972

(in millions)	2012	2011 (As Restated)	2010 (As Restated)
Income (loss) from continuing operations before income taxes
Retail	$274	$303	$343
Foodservice/Other	79	85	50
Australian Bakery	(2)	(2)	5
Total operating segment income	351	386	398
General corporate expenses	(272)	(159)	(211)
Mark-to-market derivative gain/(loss)	(1)	2	(4)
Amortization of intangibles	(4)	(4)	(4)
Total operating income	74	225	179
Net interest expense	(72)	(87)	(116)
Debt extinguishment costs	(39)	(55)	–
Income (loss) from continuing operations before income taxes	$(37)	$83	$63

Summary of Increase (Decrease) in Operating Income

The table below summarizes the increase (decrease) to operating income related to these items:

(in millions)	2012	2011 (As Restated)	2010 (As Restated)
Retail	$(39)	$(11)	$8
Foodservice/Other	–	(17)	(23)
Australian Bakery	(6)	–	–
Subtotal	(45)	(28)	(15)
General corporate expenses	(208)	(60)	(46)
Total	$(253)	$(88)	$(61)

Reconciliation Of Assets, Depreciation And Additions To Long-Lived Assets From Segments To Consolidated

In millions	2012	2011 (As restated)	2010 (As restated)
Assets
Retail	$1,443	$1,430	$1,292
Foodservice/Other	366	382	450
Australian Bakery	58	66	58
	1,867	1,878	1,800
Net assets held for sale/disposition	5	7,143	6,332
Other[1]	578	461	646
Total assets	$2,450	$9,482	$8,778
Depreciation
Retail	$128	$98	$97
Foodservice/Other	3	7	15
Australian Bakery	4	5	3
	135	110	115
Discontinued operations	100	181	232
Other[1]	31	11	21
Total depreciation	$266	$302	$368
Additions to long-lived assets
Retail	$160	$232	$163
Foodservice/Other	6	3	4
Australian Bakery	4	5	3
	170	240	170
Other[1]	7	2	6
Total additions to long-lived assets	$177	$242	$176

[1]	Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other noncurrent assets.

Net Sales by Product Type Within Business Segment

Net sales by product type within each business segment are as follows:

(in millions)	2012	2011	2010
Sales
Retail:
Meat	$2,117	$1,985	$1,958
Meat-centric	647	639	585
Bakery	118	135	164
Commodities/Other	2	2	1
Total Retail	2,884	2,760	2,708
Foodservice/Other:
Meat	520	501	470
Meat-centric	86	81	77
Bakery	382	446	488
Commodities/Other	92	108	110
Total Foodservice/Other	1,080	1,136	1,145
Australian Bakery:
Meat-centric	6	6	9
Bakery	108	107	96
Other	22	22	30
Total Australian Bakery	136	135	135
Total business segment sales	4,100	4,031	3,988
Intersegment elimination	(6)	(12)	(16)
Total net sales	$4,094	$4,019	$3,972